INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of current and deferred components of income taxes

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expenses	42,257	31,543	379
Deferred tax benefits	(11,103)	(20,798)	(66,254)
Income tax expenses/(benefit)	31,154	10,745	(65,875)

Schedule of deferred tax assets

	As of December 31,
	2021	2022
	RMB	RMB
Accrued expenses and other current liabilities	47,005	46,958
Net operating loss carry forwards	75,100	178,689
Intra-entity transfer of certain intangible assets	28,290	26,726
Total deferred tax assets	150,395	252,373
Less: valuation allowance	(6,976)	(42,187)
Deferred tax assets, net	143,419	210,186

Schedule of reconciliation between the income tax expense computed by applying the statutory rate and the actual income tax expense

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Income/(loss) before income tax	265,609	106,669	(372,533)
Tax expense/(benefit) at PRC enterprise income tax rate of 25%	66,402	26,667	(93,133)
Effect of preferential tax rates	(41,869)	(19,387)	29,784
Tax effect of permanence differences	(20,001)	(34,587)	(53,808)
Effect of income tax rate differences in other jurisdictions	21,625	23,666	16,071
Change in tax rate	3,460	9,549	—
Changes in valuation allowances	1,537	4,837	35,211
Income tax benefits/(expenses)	31,154	10,745	(65,875)